Discontinued Operation (Details) - Schedule of related to the condensed consolidated statements of profit or loss - Parent Company [Member]	6 Months Ended
Sep. 30, 2022 USD ($)
Discontinued Operation (Details) - Schedule of related to the condensed consolidated statements of profit or loss [Line Items]
Revenue	$ 432,263
Cost of revenue	192,681
Selling and promotion expenses	287,352
General and administrative expenses	361,991
Total operating expenses	649,343
Result from operating activities	(409,761)
Other income	114,562
Other expense	(85,828)
Finance income	638
Finance costs	(2,783)
Loss before income tax	(383,172)
Income tax expense	(5)
Loss from discontinued operations	$ (383,177)